SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Going Concern Assessment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 12, 2021 CNY (¥)	Mar. 12, 2021 USD ($)	Dec. 31, 2020 USD ($)
Loss from continuing operations	¥ 1,683,068	$ 257,945	¥ (172,702)	¥ 107,246
Net cash generated from/(used in) continuing operating activities	11,188	$ 1,715	1,131,226	¥ 980,354
Total cash position	3,754,390								$ 575,386
Working capital deficiency	500,621,000		3,266,538,000
Accumulated deficit	17,710,964		¥ 15,629,537						2,714,324
Accumulated loss from operation	8,217,157								1,259,334
Total current liabilities exceeded the current assets	9,493,807								1,454,990
Short-term bank loan maturing in one year	¥ 578,136								$ 88,603
Strategic partnership agreement | Subsequent event | Capital | BEST Finance
Assets transferred					¥ 465,661	$ 71,366	¥ 465,661	$ 71,366